Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss by Component
The following table details the activity of the three components that comprise Accumulated other comprehensive loss:

	2025	2024	2023
Pension and other postretirement benefits (G)
Balance at beginning of period	$(672)	$(689)	$(653)
Other comprehensive income (loss):
Unrecognized net actuarial gain (loss) and prior service cost/benefit	2	3	(68)
Tax (expense) benefit	—	(1)	15
Total Other comprehensive income (loss) before reclassifications, net of tax	2	2	(53)
Amortization of net actuarial loss and prior service cost(1)	103	19	21
Tax expense(2)	(25)	(4)	(4)
Total amount reclassified from Accumulated other comprehensive loss, net of tax(3)	78	15	17
Total Other comprehensive income (loss)	80	17	(36)
Balance at end of period	$(592)	$(672)	$(689)
Foreign currency translation
Balance at beginning of period	$(1,207)	$(1,136)	$(1,193)
Other comprehensive income (loss) (4)	155	(71)	57
Balance at end of period	$(1,052)	$(1,207)	$(1,136)
Cash flow hedges
Balance at beginning of period	$1	$(5)	$5
Other comprehensive (loss) income:
Net change from periodic revaluations(5)	(37)	—	(19)
Tax benefit	8	—	4
Total Other comprehensive (loss) before reclassifications, net of tax	(29)	—	(15)
Net amount reclassified to earnings(6)	(2)	8	6
Tax benefit (expense)(2)	1	(2)	(1)
Total amount reclassified from Accumulated other comprehensive (loss) income, net of tax(3)	(1)	6	5
Total Other comprehensive (loss) income	(30)	6	(10)
Balance at end of period	$(29)	$1	$(5)

Accumulated other comprehensive loss balance at end of period	$(1,673)	$(1,878)	$(1,830)
(1)These amounts were recorded in Restructuring and other charges (See Note D) and Other expense, net (See Note F) in the Statement of Consolidated Operations.
(2)These amounts were included in Provision for income taxes (See Note H) in the Statement of Consolidated Operations.
(3)A positive amount indicates a corresponding charge to earnings and a negative amount indicates a corresponding benefit to earnings.
(4)In all periods presented, no amounts were reclassified to earnings.
(5)2025 includes the change in the cross-currency swap related to the 4.850% Notes due October 2031 (See Note Q). In all periods presented, no amounts related to this change were reclassified to earnings. The cross-currency swap was recorded in Other noncurrent liabilities and deferred credits in the Consolidated Balance Sheet.
(6)These amounts were recorded in Cost of goods sold in the Statement of Consolidated Operations.